Consolidated Statement of Operations and Comprehensive Loss - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
Loss from operations		$ (53,577,012)
Other income:
Net loss		(53,643,615)
Actuarial loss on employee benefit plans – current period		(168,177)
Other comprehensive loss		(168,177)
Comprehensive loss		(53,811,792)
Net Loss attributable to common shareholders		$ (53,643,615)
Basic and diluted net loss per Common Share (in Dollars per share)		$ (230.15)
Weighted-average number of Common Shares (in Shares)		233,086
Operating expenses
Research and development		$ (35,529,331)
General and administrative		(18,042,710)
Depreciation		(4,971)
Total operating expenses		(53,577,012)
Other expenses, net		(61,848)
Loss before income tax		(53,638,860)
Income tax		$ (4,755)
Helix Acquisition Corp.[Member]
General and administrative expenses	$ 105,755		$ 4,570,345
Loss from operations	(105,755)		(4,570,345)
Other income:
Interest earned on investments held in Trust Account	14,917		27,691
Total other income, net	14,917		27,691
Net loss	$ (90,838)		$ (4,542,654)
Class A | Helix Acquisition Corp.[Member]
Other income:
Weighted average shares outstanding (in Shares)	6,232,090		11,930,000
Basic and diluted net loss per share (in Dollars per share)	$ (0.01)		$ (0.31)
Class B | Helix Acquisition Corp.[Member]
Other income:
Weighted average shares outstanding (in Shares)	2,695,896		2,875,000
Basic and diluted net loss per share (in Dollars per share)	$ (0.01)		$ (0.31)